SIGNIFICANT RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

	2023	2024	2025
	S$	S$	S$

Associate (disposed in the year)
Research income	183,518	115,277	24,167

Related parties
Research income	-	-	11,962
Rental income	-	-	8,423
Proceeds from sale of equity investment	-	95,775	200,000
Purchase consideration for acquisition of equity investment	-	-	18,210
Loan receivable	-	-	30,068

SCHEDULE OF REMUNERATION OF DIRECTORS AND KEY MANAGEMENT PERSONNEL

The remuneration of directors and key management personnel during the year were as follows:

	2023	2024	2025
	S$	S$	S$

Salaries and bonus	410,699	470,850	349,907
Directors’ fees	89,830	108,900	81,848
Defined contribution plans	46,762	51,845	40,476
Other short-term benefits	7,028	9,906	5,740
Share-based compensation	-	-	182,862
Total	554,319	641,501	660,833

Analyzed by:
Directors of the Company	323,112	453,601	277,210
Other key management personnel	231,207	187,900	383,623
Total	554,319	641,501	660,833